Deferred Tax Liabilities - Schedule of Components of Deferred Tax Assets and Liabilities (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Excess of net carrying amount over tax written down value of plant and equipment	RM 7,447,199		RM 5,966,082
Unabsorbed capital allowances	(4,621,659)		(4,006,696)
Unabsorbed tax losses	(883,509)		(11,878)
Intangible assets	4,524,772		5,289,523
Deferred tax assets and liabilities	RM 6,466,803	$ 1,534,236	RM 7,237,031	RM 18,348,653	RM 18,113,481